As filed with the Securities and Exchange Commission on September 11, 2026

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 257	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 263	☒

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Congress Street

Boston, Massachusetts 02114

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-3920

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on September 17, 2026 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 257 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until September 17, 2026, the effectiveness of Post-Effective Amendment No. 255 to the Registrant’s Registration Statement on Form N-1A related to the State Street® My2036 Corporate Bond ETF, State Street® My2032 Municipal Bond ETF, and State Street® My2032 High Yield Corporate Bond ETF, which was filed pursuant to Rule 485(a) under the Securities Act on July 1, 2026 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 11th day of September, 2026.

SSGA ACTIVE TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Dwight D. Churchill*	Trustee	September 11, 2026
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	September 11, 2026
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	September 11, 2026
Sandra G. Sponem

/s/ Carolyn Clancy*	Trustee	September 11, 2026
Carolyn Clancy

/s/ Carl G. Verboncoeur*	Trustee	September 11, 2026
Carl G. Verboncoeur

/s/ Kristi Rowsell*	Trustee	September 11, 2026
Kristi Rowsell

/s/ Jeanne LaPorta*	Trustee	September 11, 2026
Jeanne LaPorta

/s/ James E. Ross*	Trustee	September 11, 2026
James E. Ross

/s/ Ann M. Carpenter Ann M. Carpenter	President and Principal Executive Officer	September 11, 2026

/s/ Bruce S. Rosenberg* Bruce S. Rosenberg	Treasurer and Principal Financial Officer (Principal Accounting Officer)	September 11, 2026

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Powers of Attorney